PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Master Trust, which covers the six-month period from December 1, 1997 through May 31, 1998. The report contains commentary by the portfolio manager, followed by a complete list of the trust's investments on the last day of the reporting period, and the financial statements.

This money market mutual trust pursues competitive daily income, along with daily liquidity and stability of principal,* through a diversified portfolio of money market securities. At the end of the period, the portfolio was diversified among commercial paper (33.2%), repurchase agreements (30.0%), variable rate instruments (23.1%), short-term notes (6.8%), and certificates of deposit (6.2%).

Dividends paid to shareholders during the period totaled $0.03 per share. At the end of the period, the trust's net assets stood at $514.2 million.

Thank you for selecting Federated Master Trust as a daily cash investment. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President

July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Federated Master Trust invests in money market instruments maturing in twelve months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest, short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

Growth during the six-month reporting period continued at an above-average pace. Specifically, fourth quarter 1997 GDP registered 3.9% while first quarter 1998 climbed up to 4.8%. Despite the high growth, though, inflation remained subdued by all measures. The consumer price index rose just 1.0% on an annualized basis for the six months ended May 31, 1998. For the same time period, the producer price index actually declined 0.8%, due mostly to a decline in energy prices, while the employment cost index grew at an annualized 3.3% pace during the last quarter of 1997 and into the first quarter of 1998.

Thirty-day commercial paper started the period at 5.60% on December 1, 1997, and then rose as high as 5.98% on December 29, 1997, reflecting year-end technical pressures. Rates fell back off again in January of 1998, with 30-day commercial paper settling in at the 5.50% federal funds target rate and ended the period at 5.55%.

The money market yield curve flattened throughout the time period. One-month commercial paper rates declined five basis points while six-month rates declined 14 basis points reflecting the concern in the market about the Asian contagion and its overall effect on U.S. growth.

The target average maturity range for Federated Master Trust remained in the 35- to 45-day target range for the entire reporting period, reflecting a neutral position regarding Federal Reserve Board policy. In structuring the trust, there is continued emphasis placed on positioning 20-25% of the trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended May 31, 1998, the net assets of Federated Master Trust increased from $494.3 to $514.2 million while the seven-day net yield decreased from 5.28% to 5.19%.* The effective average maturity of the trust on May 31 was 45 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

PORTFOLIO OF INVESTMENTS
FEDERATED MASTER TRUST
MAY 31, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 SHORT-TERM NOTES--6.8%
 BANKING--1.0%
 $          5,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998        $    4,999,924
 BROKERAGE--2.9%
           15,000,000 Goldman Sachs & Co., 5.600%, 7/27/1998                             15,000,000
 FINANCE - AUTOMOTIVE--0.6%
            3,290,010 Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,             3,290,010
                      10/15/1998
 FINANCE - COMMERCIAL--1.0%
            5,000,000 Beta Finance, Inc., 5.790%, 4/8/1999                                4,999,574
 INSURANCE--1.3%
            6,508,361 ContiMortgage Home Equity Loan Trust 1998-1, Class A-1              6,508,361
                      (Guaranteed by FSA), 5.647%, 3/15/1999
                         TOTAL SHORT-TERM NOTES                                          34,797,869
 CERTIFICATE OF DEPOSIT--6.2%
 BANKING--6.2%
           15,000,000 Bankers Trust Co., New York, 5.645% - 5.910%, 10/13/1998           14,997,569
            5,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.950%,                4,999,430
                      8/27/1998
           10,000,000 Morgan Guaranty Trust Co., New York, 5.900%, 8/6/1998               9,999,464
            2,000,000 Societe Generale, Paris, 5.920%, 8/6/1998                           1,999,827
                         TOTAL CERTIFICATE OF DEPOSIT                                    31,996,290
 (A)COMMERCIAL PAPER--33.2%
 BANKING--10.2%
           16,000,000 Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),            15,551,621
                      5.580% - 5.601%, 6/4/1998 - 12/18/1998
            2,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal de       1,950,806
                      Belgique, Brussles), 5.656%, 11/9/1998
           25,049,000 Gotham Funding Corp., 5.618% - 5.629%, 6/8/1998 - 6/18/1998        25,003,769
           10,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                 9,749,900
                      Handelsbanken, Stockholm), 5.645%, 11/12/1998
                         Total                                                           52,256,096
 BROKERAGE--4.8%
            5,000,000 Credit Suisse First Boston, Inc., 5.600%, 8/20/1998                 4,938,667
           20,000,000 Merrill Lynch & Co., Inc., 5.586%, 6/15/1998                       19,957,144
                         Total                                                           24,895,811

 FEDERATED MASTER TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--11.7%
 $          5,000,000 Beta Finance, Inc., 5.599%, 8/21/1998                          $    4,937,900
           26,000,000 General Electric Capital Corp., 5.591% - 5.865%, 6/1/1998 -        25,808,834
                      8/28/1998
            5,000,000 Greenwich Funding Corp., 5.598%, 8/27/1998                          4,933,300
            3,612,000 Receivables Capital Corp., 5.559%, 6/23/1998                        3,599,793
           21,000,000 Sheffield Receivables Corp., 5.567% - 5.595%, 6/1/1998 -           20,887,559
                      8/21/1998
                         Total                                                           60,167,386
 FINANCE - RETAIL--6.1%
           21,950,000 CommoLoCo, (Guaranteed by American General Finance Corp.),
                      21,463,240 5.624% - 5.677%, 10/20/1998 - 10/27/1998
           10,000,000 New Center Asset Trust, A1+/P1 Series, 5.575%, 7/29/1998            9,911,550
                         Total                                                           31,374,790
 INSURANCE--0.4%
            2,000,000 CXC, Inc., 5.589%, 8/10/1998                                        1,978,533
                         TOTAL COMMERCIAL PAPER                                         170,672,616
 LOAN PARTICIPATION--0.7%
 FINANCE - EQUIPMENT--0.7%
            3,474,201 Pitney Bowes Credit Corp., 5.684%, 6/10/1998                        3,469,289
 (B)NOTES - VARIABLE--23.1%
 BANKING--8.6%
              665,000 Dave White Chevrolet, Inc., Series 1996, (Huntington National         665,000
                      Bank, Columbus, OH LOC), 5.660%, 6/4/1998
           25,000,000 (c)Liquid Asset Backed Securities Trust, Series 1996-3,            25,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.676%, 6/15/1998
           16,981,705 (c)Rabobank Optional Redemption Trust, Series 1997-101,            16,981,705
                      5.688%, 5/30/1998
            1,525,000 White Brothers Properties, Series 1996, (Huntington National        1,525,000
                      Bank, Columbus, OH LOC), 5.660%, 6/4/1998
                         Total                                                           44,171,705
 ELECTRICAL EQUIPMENT--3.0%
           15,689,074 Northwest Airlines, Inc., (Guaranteed by General Electric          15,689,074
                      Co.), 5.642%, 6/1/1998
 FINANCE - RETAIL--3.9%
           20,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class          20,000,000
                      A1), 5.580%, 6/15/1998

 FEDERATED MASTER TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (B)NOTES - VARIABLE--CONTINUED
 INSURANCE--7.6%
 $         14,925,082 (c)Liquid Asset Backed Securities Trust, Series 1997-3 Senior  $   14,925,082
                      Notes, (Guaranteed by AMBAC), 5.718%, 6/27/1998
           24,000,000 Peoples Security Life Insurance Company, 5.840%, 6/1/1998          24,000,000
                         TOTAL                                                           38,925,082
                         TOTAL NOTES - VARIABLE                                         118,785,861
 (D)REPURCHASE AGREEMENTS--30.0%
           25,000,000 ABN AMRO Chicago Corp., 5.650%, dated 5/29/1998, due
           6/1/1998 25,000,000 28,200,000 Bear, Stearns and Co., 5.650%, dated
           5/29/1998, due 6/1/1998 28,200,000
            8,000,000 Fuji Government Securities, Inc., 5.570%, dated 5/29/1998,          8,000,000
                      due 6/1/1998
            3,200,000 Goldman Sachs Group, LP, 5.750%, dated 5/29/1998, due               3,200,000
                      6/1/1998
           25,000,000 HSBC Securities, Inc., 5.650%, dated 5/29/1998, due 6/1/1998       25,000,000
            8,000,000 PaineWebber Group, Inc., 5.570%, dated 5/29/1998, due               8,000,000
                      6/1/1998
           25,000,000 Salomon Brothers, Inc., 5.650%, dated 5/29/1998, due 6/1/1998      25,000,000
           10,100,000 Societe Generale Securities Corp., 5.570%, dated 5/29/1998,        10,100,000
                      due 6/1/1998
           21,856,000 UBS Securities, Inc., 5.570%, dated 5/29/1998, due 6/1/1998        21,856,000
                         TOTAL REPURCHASE AGREEMENTS                                    154,356,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                     $ 514,077,925

(a) Each issue shows the rate of discount at the time of purchase for the discount issues, or the coupon for interest bearing issues.

(b) Floating rate note with current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1998, these securities amounted to $56,906,787 which represents 11.1% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($514,184,194) at May 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
FSA   --Financial Security Assurance
LOC   --Letter of Credit
LP    --Limited Partnership
PLC   --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED MASTER TRUST
MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                  $ 154,356,000
 Investments in securities                                               359,721,925
 Total investments in securities, at amortized cost and value                         $ 514,077,925
 Income receivable                                                                        2,962,568
 Prepaid expenses                                                                            35,148
   Total assets                                                                         517,075,641
 LIABILITIES:
 Payable to Bank                                                            532,771
 Income distribution payable                                              2,251,474
 Accrued expenses                                                           107,202
   Total liabilities                                                                      2,891,447
 Net Assets for 514,184,194 shares outstanding                                        $ 514,184,194
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $514,184,194 / 514,184,194 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED MASTER TRUST
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 14,637,223
 EXPENSES:
 Investment advisory fee                                                 $ 1,021,183
 Administrative personnel and services fee                                   192,493
 Custodian fees                                                               25,530
 Transfer and dividend disbursing agent fees and expenses                     39,571
 Directors'/Trustees' fees                                                     6,188
 Auditing fees                                                                 8,008
 Legal fees                                                                    3,822
 Portfolio accounting fees                                                    48,506
 Shareholder services fee                                                    638,239
 Share registration costs                                                     15,106
 Printing and postage                                                          6,734
 Insurance premiums                                                            6,838
 Taxes                                                                        11,284
 Miscellaneous                                                                 5,824
   Total expenses                                                          2,029,326
 Waivers --
   Waiver of investment advisory fee                        $ (343,513)
   Waiver of shareholder services fee                         (510,592)
     Total waivers                                                          (854,105)
       Net expenses                                                                       1,175,221
         Net investment income                                                         $ 13,462,002

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED MASTER TRUST

                                                                   SIX MONTHS
                                                                      ENDED
                                                                    (UNAUDITED)        YEAR ENDED
                                                                      MAY 31,         NOVEMBER 30,
                                                                       1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     13,462,002   $      30,087,046
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (13,462,002)        (30,087,046)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,224,260,620       2,432,924,857
 Net asset value of shares issued to shareholders in payment          2,955,909           7,298,023
 of distributions declared
 Cost of shares redeemed                                         (1,207,431,497)     (2,572,588,103)
   Change in net assets resulting from share transactions            19,785,032        (132,365,223)
     Change in net assets                                            19,785,032        (132,365,223)
 NET ASSETS:
 Beginning of period                                                494,399,162         626,764,385
 End of period                                                 $    514,184,194   $     494,399,162

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
FEDERATED MASTER TRUST

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS
                                                          ENDED
                                                       (UNAUDITED)
                                                          MAY 31,                   YEAR ENDED NOVEMBER 30,
                                                           1998        1997       1996        1995      1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.03        0.05       0.05       0.06      0.04      0.03
LESS DISTRIBUTIONS
   Distributions from net investment income                (0.03)      (0.05)     (0.05)     (0.06)    (0.04)    (0.03)
NET ASSET VALUE, END OF PERIOD                            $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)                                             2.65%       5.27%      5.18%      5.73%     3.78%     2.91%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                                 0.45%*      0.45%      0.45%      0.46%     0.46%     0.46%
   Net investment income                                    5.27%*      5.16%      5.04%      5.59%     3.72%     2.88%
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $514,184   $494,399    $626,764  $729,144   $773,260  $868,828

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED MASTER TRUST
MAY 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at May 31, 1998 is as follows:

                 SECURITY                  ACQUISITION DATE   ACQUISITION COST
 Liquid Asset Backed Securities Trust,           8/15/1996      $25,000,000
 Series 1996-3
 Liquid Asset Backed Securities Trust,           6/27/1997       14,925,082
 Series 1997-3
 Rabobank Optional Redemption Trust,             4/17/1997       16,981,705
 Series 1997-101

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $514,184,194.

Transactions in shares were as follows:

                                                             Six Months
                                                               Ended                Year Ended
                                                               May 31,             November 30,
                                                               1998                  1997
 Shares sold                                               1,224,260,620        2,432,924,857
 Shares issued to shareholders in payment of                   2,955,909            7,298,023
 distributions declared
 Shares redeemed                                          (1,207,431,497)      (2,572,588,103)
   Net change resulting from share transactions               19,785,032         (132,365,223)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                             James E. Dowd, Esq.

                           Lawrence D. Ellis, M.D.

                        Edward L. Flaherty, Jr., Esq.

                               Peter E. Madden

                      John E. Murray, Jr., J.D., S.J.D.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
                          Executive Vice President,
                          Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Master Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS MAY 31, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com

Cusip 314214107
8070106 (7/98)

[Graphic]